FINANCING ARRANGEMENTS - Senior secured notes (Details) - Senior secured notes - USD ($)		12 Months Ended
	Sep. 20, 2012	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing arrangements
Debt instrument, face	$ 35,000,000
Interest rate	8.00%
Interest expense		$ 77,000	$ 516,000	$ 938,000
Redemption period - 5 days notice
Financing arrangements
Redemption price percentage	100.00%